INCOME TAXES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Taxes [Abstract]
Effective income tax rate	(4.90%)	0.10%	(0.50%)	(0.40%)